Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 03, 2015
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		31,950,813
Document Type	POS AM
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Amendment Flag	false